Property, Plant and Equipment and Right of-Use Assets (Details)				12 Months Ended
	Nov. 30, 2022 ft²	Jun. 30, 2022 ft²	Dec. 31, 2019 ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property Plant and Equipment and Right of-Use Assets [Line Items]
Laboratory equipment				$ 1,300,000	$ 1,700,000
Leasehold improvements				741,000	$ 713,000
Property plant equipment (in Square Feet) (in Square Feet) | ft²	1,500	3,000
Office space (in Square Feet) | ft²			1,300
Additional right of use assets				$ 2,300,000